DELAWARE GROUP® STATE TAX-FREE INCOME TRUST
Delaware Tax-Free Pennsylvania Fund

VOYAGEUR INSURED FUNDS
Delaware Tax-Free Arizona Fund

VOYAGEUR INTERMEDIATE TAX FREE FUNDS
Delaware Tax-Free Minnesota Intermediate Fund

VOYAGEUR MUTUAL FUNDS
Delaware Minnesota High-Yield Municipal Bond Fund
Delaware Tax-Free California Fund
Delaware Tax-Free Idaho Fund
Delaware Tax-Free New York Fund

VOYAGEUR MUTUAL FUNDS II
Delaware Tax-Free Colorado Fund

VOYAGEUR TAX FREE FUNDS
Delaware Tax-Free Minnesota Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement to the Funds’ Statutory Prospectus dated December 28, 2018

Effective the date of this supplement, the following replaces the information in the section entitled “Fund summaries – Delaware Tax-Free Arizona Fund – Who manages the Fund? — Investment manager”:

Investment manager

Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)

Portfolio manager	Title with Delaware Management Company	Start date on the Fund
Gregory A. Gizzi	Senior Vice President, Senior Portfolio Manager	December 2012
Stephen J. Czepiel	Senior Vice President, Senior Portfolio Manager	July 2007
Jake van Roden	Senior Vice President, Head of Municipal Trading, Portfolio Manager	December 2017

Effective the date of this supplement, the following replaces the information in the section entitled “Fund summaries – Delaware Tax-Free California Fund – Who manages the Fund? — Investment manager”:

Investment manager

Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)

Portfolio manager	Title with Delaware Management Company	Start date on the Fund
Gregory A. Gizzi	Senior Vice President, Senior Portfolio Manager	December 2012
Stephen J. Czepiel	Senior Vice President, Senior Portfolio Manager	July 2007
Jake van Roden	Senior Vice President, Head of Municipal Trading, Portfolio Manager	December 2017

Effective the date of this supplement, the following replaces the information in the section entitled “Fund summaries – Delaware Tax-Free Colorado Fund – Who manages the Fund? — Investment manager”:

Investment manager

Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)

Portfolio manager	Title with Delaware Management Company	Start date on the Fund
Gregory A. Gizzi	Senior Vice President, Senior Portfolio Manager	December 2012
Stephen J. Czepiel	Senior Vice President, Senior Portfolio Manager	July 2007
Jake van Roden	Senior Vice President, Head of Municipal Trading, Portfolio Manager	December 2017

Effective the date of this supplement, the following replaces the information in the section entitled “Fund summaries – Delaware Tax-Free Idaho Fund – Who manages the Fund? — Investment manager”:

Investment manager

Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)

Portfolio manager	Title with Delaware Management Company	Start date on the Fund
Gregory A. Gizzi	Senior Vice President, Senior Portfolio Manager	December 2012
Stephen J. Czepiel	Senior Vice President, Senior Portfolio Manager	July 2007

Jake van Roden	Senior Vice President, Head of Municipal Trading, Portfolio Manager	December 2017

Effective the date of this supplement, the following replaces the information in the section entitled “Fund summaries – Delaware Tax-Free New York Fund – Who manages the Fund? — Investment manager”:

Investment manager

Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)

Portfolio manager	Title with Delaware Management Company	Start date on the Fund
Gregory A. Gizzi	Senior Vice President, Senior Portfolio Manager	December 2012
Stephen J. Czepiel	Senior Vice President, Senior Portfolio Manager	July 2007
Jake van Roden	Senior Vice President, Head of Municipal Trading, Portfolio Manager	December 2017

Effective the date of this supplement, the following replaces the information in the section entitled “Fund summaries – Delaware Tax-Free Pennsylvania Fund – Who manages the Fund? — Investment manager”:

Investment manager

Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)

Portfolio manager	Title with Delaware Management Company	Start date on the Fund
Gregory A. Gizzi	Senior Vice President, Senior Portfolio Manager	December 2012
Stephen J. Czepiel	Senior Vice President, Senior Portfolio Manager	July 2007
Jake van Roden	Senior Vice President, Head of Municipal Trading, Portfolio Manager	December 2017

Effective the date of this supplement, the following replaces the information in the section entitled “Fund summaries – Delaware Tax-Free Minnesota Fund – Who manages the Fund? — Investment manager”:

Investment manager

Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)

Portfolio manager	Title with Delaware Management Company	Start date on the Fund
Gregory A. Gizzi	Senior Vice President, Senior Portfolio Manager	December 2012
Stephen J. Czepiel	Senior Vice President, Senior Portfolio Manager	July 2007
Jake van Roden	Senior Vice President, Head of Municipal Trading, Portfolio Manager	December 2017

Effective the date of this supplement, the following replaces the information in the section entitled “Fund summaries – Delaware Tax-Free Minnesota Intermediate Fund – Who manages the Fund? — Investment manager”:

Investment manager

Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)

Portfolio manager	Title with Delaware Management Company	Start date on the Fund
Gregory A. Gizzi	Senior Vice President, Senior Portfolio Manager	December 2012
Stephen J. Czepiel	Senior Vice President, Senior Portfolio Manager	July 2007
Jake van Roden	Senior Vice President, Head of Municipal Trading, Portfolio Manager	December 2017

Effective the date of this supplement, the following replaces the information in the section entitled “Fund summaries – Delaware Minnesota High-Yield Municipal Bond Fund – Who manages the Fund? — Investment manager”:

Investment manager

Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)

Portfolio manager	Title with Delaware Management Company	Start date on the Fund
Gregory A. Gizzi	Senior Vice President, Senior Portfolio Manager	December 2012

Stephen J. Czepiel	Senior Vice President, Senior Portfolio Manager	July 2007
Jake van Roden	Senior Vice President, Head of Municipal Trading, Portfolio Manager	December 2017

Effective the date of this supplement, the following replaces the biographical information in the section entitled “Who manages the Funds – Portfolio managers”:

Portfolio managers

Gregory A. Gizzi, Stephen J. Czepiel, and Jake van Roden have an equal role in the management of the Funds. Mr. Czepiel, Mr. Gizzi, and Mr. van Roden assumed primary responsibility for making day-to-day investment decisions for the Funds in December 2012, July 2007, and December 2017, respectively.

Gregory A. Gizzi, Senior Vice President, Senior Portfolio Manager
Gregory A. Gizzi is a member of the firm’s municipal fixed income portfolio management team. He is also a co-portfolio manager of the firm’s municipal bond funds and several client accounts. Before joining Macquarie Investment Management (MIM) in January 2008 as head of municipal bond trading, he spent six years as a vice president at Lehman Brothers for the firm’s tax-exempt institutional sales effort. Prior to that, he spent two years trading corporate bonds for UBS before joining Lehman Brothers in a sales capacity. Gizzi has more than 20 years of trading experience in the municipal securities industry, beginning at Kidder Peabody in 1984, where he started as a municipal bond trader and worked his way up to institutional block trading desk manager. He later worked in the same capacity at Dillon Read. Gizzi earned his bachelor’s degree in economics from Harvard University.

Stephen J. Czepiel, Senior Vice President, Senior Portfolio Manager
Stephen J. Czepiel is a member of the firm’s municipal fixed income portfolio management team with primary responsibility for portfolio construction and strategic asset allocation. He is a co-portfolio manager of the firm’s municipal bond funds and client accounts. He joined Macquarie Investment Management (MIM) in July 2004 as a senior bond trader. Previously, he was vice president at both Mesirow Financial and Loop Capital Markets. He began his career in the securities industry in 1982 as a municipal bond trader at Kidder Peabody and now has more than 20 years of experience in the municipal securities industry. Czepiel earned his bachelor’s degree in finance and economics from Duquesne University.

Jake van Roden, Senior Vice President, Head of Municipal Trading, Portfolio Manager
Jake van Roden is head of the firm’s municipal trading. He is also a portfolio manager for the firm’s nine open-end state-specific municipal bond funds, as well as for several municipal bond client accounts, a role he assumed in December 2017. In February 2019, his portfolio management role expanded to include the closed-end municipal bond funds. He joined the municipal department in July 2004 as a generalist and became head of municipal trading in December 2012. Before that, van Roden interned at Macquarie Investment Management (MIM) in the client services department. He received a bachelor’s degree in American studies with a minor in government from Franklin & Marshall College.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of Fund shares.

Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in the Fund.

Delaware Management Company (Manager) is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Please keep this Supplement for future reference.

This Supplement is dated February 26, 2019.

DELAWARE GROUP® TAX-FREE FUND
Delaware Tax-Free USA Fund
Delaware Tax Free USA Intermediate Fund

VOYAGEUR MUTUAL FUNDS
Delaware National High-Yield Municipal Bond Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement to the Funds’ Statutory Prospectus dated December 28, 2018

Effective the date of this supplement, the following replaces the information in the section entitled “Fund summaries – Delaware Tax-Free USA Fund – Who manages the Fund? — Investment manager”:

Investment manager

Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)

Portfolio manager	Title with Delaware Management Company	Start date on the Fund
Gregory A. Gizzi	Senior Vice President, Senior Portfolio Manager	December 2012
Stephen J. Czepiel	Senior Vice President, Senior Portfolio Manager	July 2007
Jake van Roden	Senior Vice President, Head of Municipal Trading, Portfolio Manager	February 2019

Effective the date of this supplement, the following replaces the information in the section entitled “Fund summaries – Delaware Tax-Free USA Intermediate Fund – Who manages the Fund? — Investment manager”:

Investment manager

Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)

Portfolio manager	Title with Delaware Management Company	Start date on the Fund
Gregory A. Gizzi	Senior Vice President, Senior Portfolio Manager	December 2012
Stephen J. Czepiel	Senior Vice President, Senior Portfolio Manager	July 2007
Jake van Roden	Senior Vice President, Head of Municipal Trading, Portfolio Manager	February 2019

Effective the date of this supplement, the following replaces the information in the section entitled “Fund summaries – Delaware National High-Yield Municipal Bond Fund – Who manages the Fund? — Investment manager”:

Investment manager

Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)

Portfolio manager	Title with Delaware Management Company	Start date on the Fund
Gregory A. Gizzi	Senior Vice President, Senior Portfolio Manager	December 2012
Stephen J. Czepiel	Senior Vice President, Senior Portfolio Manager	July 2007
Jake van Roden	Senior Vice President, Head of Municipal Trading, Portfolio Manager	February 2019

Effective the date of this supplement, the following replaces the biographical information in the section entitled “Who manages the Funds – Portfolio managers”:

Portfolio managers

Gregory A. Gizzi, Stephen J. Czepiel, and Jake van Roden have an equal role in the management of the Funds. Mr. Czepiel, Mr. Gizzi, and Mr. van Roden assumed primary responsibility for making day-to-day investment decisions for the Funds in December 2012, July 2007, and February 2019, respectively.

Gregory A. Gizzi, Senior Vice President, Senior Portfolio Manager
Gregory A. Gizzi is a member of the firm’s municipal fixed income portfolio management team. He is also a co-portfolio manager of the firm’s municipal bond funds and several client accounts. Before joining Macquarie Investment Management (MIM) in January 2008 as head of municipal bond trading, he spent six years as a vice president at Lehman Brothers for the firm’s tax-exempt institutional sales effort. Prior to that, he spent two years trading corporate bonds for UBS before joining Lehman Brothers in a sales capacity. Gizzi has more than 20 years of trading experience in the municipal securities industry, beginning at Kidder Peabody in 1984, where he started as a municipal bond trader and worked his way up to institutional block trading desk manager. He later worked in the same capacity at Dillon Read. Gizzi earned his bachelor’s degree in economics from Harvard University.

Stephen J. Czepiel, Senior Vice President, Senior Portfolio Manager
Stephen J. Czepiel is a member of the firm’s municipal fixed income portfolio management team with primary responsibility for portfolio construction and strategic asset allocation. He is a co-portfolio manager of the firm’s municipal bond funds and client accounts. He joined Macquarie Investment Management (MIM) in July 2004 as a senior bond trader. Previously, he was vice president at both Mesirow Financial and Loop Capital Markets. He began his career in the securities industry in 1982 as a municipal bond trader at Kidder Peabody and now has more than 20 years of experience in the municipal securities industry. Czepiel earned his bachelor’s degree in finance and economics from Duquesne University.

Jake van Roden, Senior Vice President, Head of Municipal Trading, Portfolio Manager
Jake van Roden is head of the firm’s municipal trading. He is also a portfolio manager for the firm’s nine open-end state-specific municipal bond funds, as well as for several municipal bond client accounts, a role he assumed in December 2017. In February 2019, his portfolio management role expanded to include the closed-end municipal bond funds. He joined the municipal department in July 2004 as a generalist and became head of municipal trading in December 2012. Before that, van Roden interned at Macquarie Investment Management (MIM) in the client services department. He received a bachelor’s degree in American studies with a minor in government from Franklin & Marshall College.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of Fund shares.

Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in the Fund.

Delaware Management Company (Manager) is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Please keep this Supplement for future reference.

This Supplement is dated February 26, 2019.

DELAWARE GROUP® STATE TAX-FREE INCOME TRUST
Delaware Tax-Free Pennsylvania Fund

VOYAGEUR INSURED FUNDS
Delaware Tax-Free Arizona Fund

VOYAGEUR INTERMEDIATE TAX FREE FUNDS
Delaware Tax-Free Minnesota Intermediate Fund

VOYAGEUR MUTUAL FUNDS
Delaware Minnesota High-Yield Municipal Bond Fund
Delaware Tax-Free California Fund
Delaware Tax-Free Idaho Fund
Delaware Tax-Free New York Fund

VOYAGEUR MUTUAL FUNDS II
Delaware Tax-Free Colorado Fund

VOYAGEUR TAX FREE FUNDS
Delaware Tax-Free Minnesota Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement to the Funds’ Statement of Additional Information dated December 28, 2018

Effective the date of this supplement, the following replaces the information in the section entitled “Portfolio Managers — Other Accounts Managed”:

Other Accounts Managed

The following chart lists certain information about types of other accounts for which each portfolio manager is primarily responsible as of Aug. 31, 2018 unless otherwise noted. Any accounts managed in a personal capacity appear under “Other Accounts” along with the other accounts managed on a professional basis. The personal account information is current as of August 31, 2018.

	No. of Accounts	Total Assets Managed	No. of Accounts with Performance Based-Fees	Total Assets in Accounts with Performance- Based Fees
Gregory A. Gizzi
Registered Investment Companies	17	$5.5 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	46	$3.3 billion	0	$0
Stephen J. Czepiel
Registered Investment Companies	17	$5.5 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	38	$3.6 billion	0	$0
Jake van Roden
Registered Investment Companies	9	$1.8 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	16	$451.7 million	0	$0

Please keep this Supplement for future reference.

This Supplement is dated February 26, 2019.

DELAWARE GROUP® TAX-FREE FUND
Delaware Tax-Free USA Fund
Delaware Tax Free USA Intermediate Fund

VOYAGEUR MUTUAL FUNDS
Delaware National High-Yield Municipal Bond Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement to the Funds’ Statement of Additional Information dated December 28, 2018

Effective the date of this supplement, the following replaces the information in the section entitled “Portfolio Managers — Other Accounts Managed”:

Other Accounts Managed

The following chart lists certain information about types of other accounts for which each portfolio manager is primarily responsible as of Aug. 31, 2018 unless otherwise noted. Any accounts managed in a personal capacity appear under “Other Accounts” along with the other accounts managed on a professional basis. The personal account information is current as of August 31, 2018.

	No. of Accounts	Total Assets Managed	No. of Accounts with Performance Based-Fees	Total Assets in Accounts with Performance- Based Fees
Gregory A. Gizzi
Registered Investment Companies	17	$5.5 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	46	$3.3 billion	0	$0
Stephen J. Czepiel
Registered Investment Companies	17	$5.5 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	38	$3.6 billion	0	$0
Jake van Roden*
Registered Investment Companies	12	$2.1 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	16	$454.0 million	0	$0
*Jake van Roden became a portfolio manager of Funds in February 2019.  Information provided is as of January 31, 2019.

Please keep this Supplement for future reference.

This Supplement is dated February 26, 2019.